Financial risk management and financial instruments - Summary of Major Security Type, Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy (Details) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value
Total financial assets at fair value by level	€ 3,872	€ 3,653
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,149	1,308
Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level		17
Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,128	1,202
Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	1	72
Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	31	11
Financial liabilities at fair value
Total financial liabilities at fair value by level	20	17
Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	1,543	1,970
Cash equivalents: | Time deposits
Financial assets at fair value
Total financial assets at fair value by level	293
Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	125	25
Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	250	222
Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	309	308
Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level		67
Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	183	134
Long term investments
Financial assets at fair value
Total financial assets at fair value by level	1,138	916
Level 1
Financial assets at fair value
Total financial assets at fair value by level	3,484	3,185
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level		0
Level 1 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	1,543	1,970
Level 1 | Cash equivalents: | Time deposits
Financial assets at fair value
Total financial assets at fair value by level	293
Level 1 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	125	25
Level 1 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	245	204
Level 1 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 1 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level		0
Level 1 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	183	134
Level 1 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	1,095	852
Level 2
Financial assets at fair value
Total financial assets at fair value by level	345	404
Financial liabilities at fair value
Total financial liabilities at fair value by level	20	17
Level 2 | Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level		0
Level 2 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 2 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 2 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	31	11
Financial liabilities at fair value
Total financial liabilities at fair value by level	20	17
Level 2 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Cash equivalents: | Time deposits
Financial assets at fair value
Total financial assets at fair value by level	0
Level 2 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	5	18
Level 2 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	309	308
Level 2 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level		67
Level 2 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3
Financial assets at fair value
Total financial assets at fair value by level	43	64
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,129	1,291
Level 3 | Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level		17
Level 3 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,128	1,202
Level 3 | Derivatives (not designated for hedging): | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	1	72
Level 3 | Foreign exchange forwards | Derivatives (designated for hedging):
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 3 | Cash equivalents: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Cash equivalents: | Time deposits
Financial assets at fair value
Total financial assets at fair value by level	0
Level 3 | Short term investments: | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Government securities
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short term investments: | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level		0
Level 3 | Short term investments: | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Long term investments
Financial assets at fair value
Total financial assets at fair value by level	€ 43	€ 64